CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	[1]
Current assets:
Cash and cash equivalents	$ 33,551	$ 52,056	$ 52,652
Accounts receivable, net	26,128	19,478
Unbilled receivables	44,032	37,304
Inventories, net	14,130	14,508
Prepaid expenses and other current assets	7,782	7,643
Total current assets	125,623	130,989
Deferred income tax asset	7,191	1,753
Property, plant, equipment and seismic rental equipment, net	13,041	52,153
Multi-client data library, net	73,544	89,300
Goodwill	22,915	24,089	22,208
Other assets	2,435	2,785
Total assets	244,749	301,069
Current liabilities:
Current maturities of long-term debt	2,228	40,024
Accounts payable	34,913	24,951
Accrued expenses	31,411	38,697
Accrued multi-client data library royalties	29,256	27,035
Deferred revenue	7,710	8,910
Total current liabilities	105,518	139,617
Long-term debt, net of current maturities	119,513	116,720
Other long-term liabilities	11,894	13,926
Total liabilities	236,925	270,263
Equity:
Common stock, $0.01 par value; authorized 26,666,667 shares; outstanding 14,015,615 and 12,019,701 shares at December 31, 2018 and 2017, respectively.	140	120
Additional paid-in capital	952,626	903,247
Accumulated deficit	(926,092)	(854,921)
Accumulated other comprehensive loss	(20,442)	(18,879)
Total stockholders’ equity	6,232	29,567
Noncontrolling interests	1,592	1,239
Total equity	7,824	30,806	$ 53,398	$ 112,040
Total liabilities and equity	$ 244,749	$ 301,069

[1]	The figures for January 1, 2016, set forth in the tables above have been retroactively adjusted to reflect the one-for-fifteen reverse stock split completed on February 4, 2016.